Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of changes in restructuring liability balance by segment
Changes in the restructuring liability balances for each reportable segment and Corporate were as follows:

	Americas(1)	Southern Europe(2)	Northern Europe	APME	Right Management	Corporate	Total
Balance, January 1, 2015	$1.1	$2.3	$5.8	$0.5	$2.3	$0.9	$12.9
Severance costs	2.5	—	8.6	0.9	1.1	—	13.1
Office closure costs	0.7	—	0.4	2.0	0.2	—	3.3
Costs paid or utilized	(0.8)	(0.6)	(6.3)	(1.7)	(2.8)	(0.7)	(12.9)
Balance, December 31, 2015	3.5	1.7	8.5	1.7	0.8	0.2	16.4
Costs paid or utilized	(3.1)	(0.4)	(5.9)	(1.6)	(0.7)	(0.2)	(11.9)
Balance, December 31, 2016	$0.4	$1.3	$2.6	$0.1	$0.1	$—	$4.5

(1) Balance related to United States was $1.0 as of January 1, 2015. In 2015, United States incurred $2.3 for severance costs and $0.7 for office closure costs and paid/utilized $1.1, leaving a $2.9 liability as of December 31, 2015. In 2016, United States paid/utilized $2.5, leaving a $0.4 liability as of December 31, 2016.
(2) Balance related to France was $2.1 as of January 1, 2015. In 2015, France paid/utilized $0.6, leaving a $1.5 liability as of December 31, 2015. In 2016, France paid/utilized $0.2, leaving a $1.3 liability as of December 31, 2016. Italy had no restructuring reserves recorded as of either January 1, 2015, December 31, 2015 or December 31, 2016.

Schedule of fair value of assets and liabilities measured on a recurring basis
The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
	December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Foreign currency forward contracts	$—	$—	$—	$—	$0.1	$—	$0.1	$—
Deferred compensation plan assets	86.8	86.8	—	—	84.1	84.1	—	—
	$86.8	$86.8	$—	$—	$84.2	$84.1	$0.1	$—
Liabilities
Foreign currency forward contracts	$0.2	$—	$0.2	$—	$0.5	$—	$0.5	$—
	$0.2	$—	$0.2	$—	$0.5	$—	$0.5	$—

Schedule of goodwill, finite-lived intangible assets and indefinite-lived intangible assets
We had goodwill, finite-lived intangible assets and indefinite-lived intangible assets as follows:

	2016			2015
December 31	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Goodwill(1)	$1,239.9	$—	$1,239.9	$1,257.4	$—	$1,257.4
Intangible assets:
Finite-lived:
Customer relationships	426.2	287.2	139.0	425.6	256.7	168.9
Other	17.2	12.6	4.6	16.9	9.9	7.0
	443.4	299.8	143.6	442.5	266.6	175.9
Indefinite-lived:
Tradenames(2)	52.0	—	52.0	54.0	—	54.0
Reacquired franchise rights	98.8	—	98.8	96.6	—	96.6
	150.8	—	150.8	150.6	—	150.6
Total intangible assets	$594.2	$299.8	$294.4	$593.1	$266.6	$326.5

(1) Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2016 and 2015.
(2) Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2016 and 2015.

Summary of property and equipment
A summary of property and equipment as of December 31 is as follows:

	2016	2015
Land	$5.5	$5.4
Buildings	16.2	16.7
Furniture, fixtures, and autos	157.6	166.6
Computer equipment	117.8	133.2
Leasehold improvements	269.9	263.5
Property and equipment	$567.0	$585.4